Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2014
Other Real Estate Owned Roll Forward [Table Text Block]

	For the year ended December 31, 2014
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$ 48,649	$ 86,852	$ 120,215	$ 47,792	$ 303,508
Write-downs in value	(7,112)	(3,628)	(26,657)	(4,969)	(42,366)
Additions	16,200	65,300	55,582	21,769	158,851
Sales	(20,042)	(49,618)	(59,219)	(19,028)	(147,907)
Other adjustments	1,288	(2,389)	(4,527)	(692)	(6,320)
Ending balance	$ 38,983	$ 96,517	$ 85,394	$ 44,872	$ 265,766

	For the year ended December 31, 2013
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$ 135,862	$ 130,982	$ 99,398	$ 39,660	$ 405,902
Write-downs in value	(11,377)	(9,525)	(18,857)	(4,102)	(43,861)
Additions	32,175	82,985	87,800	30,037	232,997
Sales	(108,254)	(118,596)	(48,447)	(17,720)	(293,017)
Other adjustments	243	1,006	321	(83)	1,487
Ending balance	$ 48,649	$ 86,852	$ 120,215	$ 47,792	$ 303,508

	For the year ended December 31, 2012
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$ 90,230	$ 82,267	$ 77,776	$ 31,359	$ 281,632
Write-downs in value	(13,727)	(10,823)	(7,466)	(767)	(32,783)
Additions	110,947	108,312	60,920	23,195	303,374
Sales	(51,422)	(46,091)	(32,022)	(13,122)	(142,657)
Other adjustments	(166)	(2,683)	190	(1,005)	(3,664)
Ending balance	$ 135,862	$ 130,982	$ 99,398	$ 39,660	$ 405,902